related party transactions (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2018 CAD ($) EquityInstruments	Jun. 30, 2017 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($)
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 2	$ 1	$ 3	$ 3
Key management personnel
Transactions with key management personnel
Short-term benefits	3	3	6	6
Post-employment pension and other benefits	3		4	1
Share-based compensation	21	8	24	12
Total	27	11	34	19
Effect on share-based compensation expense of derivatives used to manage costs	1	1		$ 1
Liability amounts accrued for share-based compensation awards to key management personnel
Restricted stock units	59		59		$ 40
Deferred share units	20		20		24
Total	79		$ 79		$ 64
Annual cash bonus as a percentage of base salary upon termination without cause			50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments			18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments			24 months
Restricted stock units | Key management personnel
Transactions with key management personnel
Number of units awarded in period (in shares) | EquityInstruments			608,849	686,595
Notional value of units awarded in period			$ 28	$ 30
Grant-date fair value of units awarded in period	36	30	36	30
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	$ 6	$ 9	$ 6	$ 11